Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

FRIEDMAN INDUSTRIES, INCORPORATED

Description	Balance at
	Beginning			Balance at
	of Period	Additions (A)	Deductions (B)	End of Period
Year ended March 31, 2022
Allowance for doubtful accounts receivable (deducted from related asset account)	$17,834	$66,985	$—	$84,819
Year ended March 31, 2021
Allowance for doubtful accounts receivable (deducted from related asset account)	$67,417	$—	$(49,583)	$17,834

(A)	Additions consist of charges to bad debt expense of $66,985 and $0 during fiscal years 2022 and 2021, respectively.
(B)	Deductions consist of accounts receivable written off of $0 and $49,583 during fiscal years 2022 and 2021, respectively.